Commitments and Contingencies - Possible losses (Details) - Legal Proceedings, Possible Loss - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Provisions for losses	R$ 9,004	R$ 7,863
Civil
Commitments and contingencies
Provisions for losses	7,032	6,367
Labor
Commitments and contingencies
Provisions for losses	R$ 1,972	R$ 1,496